Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income, net of taxes, were as follows:

	2023	2022
Derivative financial instruments designated as cash flow hedges	$72	$75
Foreign currency translation adjustment	100	134
	$172	$209